Debt, cash and cash equivalents and lease liabilities - Additional Information (Details) € in Millions, patient in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) bond	Dec. 31, 2022 EUR (€) credit_facility currency shares	Dec. 31, 2022 USD ($) credit_facility currency shares	Apr. 30, 2022 EUR (€) Country patient tranche	Dec. 31, 2021 performance_indicator credit_facility	Mar. 31, 2019 EUR (€)	Sep. 30, 2016 EUR (€)	Sep. 30, 2014 EUR (€)
Disclosure of detailed information about borrowings [line items]
Number of bond issues redeemed | bond	3
Number of credit facilities | credit_facility		2	2
Number of currencies debt is issued in | currency		2	2
Sanofi Euro Medium Term Notes (EMTN) bonds | Weighted average interest rate before derivative instruments
Disclosure of detailed information about borrowings [line items]
Bonds, interest rate (in percent)		1.60%	1.60%
Cash and cash equivalents, invested rate		3.90%	3.90%
Sanofi Euro Medium Term Notes (EMTN) bonds | Weighted average interest rate after derivative instruments
Disclosure of detailed information about borrowings [line items]
Bonds, interest rate (in percent)		2.50%	2.50%
Cash and cash equivalents, invested rate		4.00%	4.00%
Sanofi sustainability-linked credit facilities
Disclosure of detailed information about borrowings [line items]
Number of credit facilities | credit_facility					2
Number of sustainable development performance indicators | performance_indicator					2
1983 to 1987 participating shares issued | Sanofi Euro Medium Term Notes (EMTN) bonds
Disclosure of detailed information about borrowings [line items]
Number of participating shares outstanding (in shares) | shares		74,996	74,996
Participating shares carrying amount		€ 11
Syndicated credit facility, expires in 2022
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable		4,000
Syndicated credit facility, expires in 2022 | Sanofi Euro Medium Term Notes (EMTN) bonds
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable		4,000
Syndicated credit facility, expires in December 2025
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable		4,000
Syndicated credit facility, expires in December 2025 | Sanofi Euro Medium Term Notes (EMTN) bonds
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable		4,000
Commercial paper program in France | Sanofi Euro Medium Term Notes (EMTN) bonds
Disclosure of detailed information about borrowings [line items]
Commercial paper programs		6,000
Commercial paper program in USA | Sanofi Euro Medium Term Notes (EMTN) bonds
Disclosure of detailed information about borrowings [line items]
Commercial paper programs | $			$ 10,000,000,000
Borrowing, average drawdown | $	$ 2,300,000,000
Borrowing, maximum drawdown | $	$ 4,000,000,000
Borrowing, drawdown | $			$ 0
Main undrawn confirmed general purpose credit facilities | Sanofi Euro Medium Term Notes (EMTN) bonds
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable		€ 8,000
One Billion Five Hundred Million Bonds, Issued In April 2022
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable				€ 1,500
Number of tranches | tranche				2
Eight Hundred And Fifty Million Of Fixed Rate Bonds Maturing April Two Thousand Twenty Five
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable				€ 850
Bonds, interest rate (in percent)				0.875%
Six Hundred And Fifty Million Of Fixed Rate Bonds Maturing April Two Thousand Twenty Nine
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable				€ 650
Bonds, interest rate (in percent)				1.25%
Performance objective, minimum number of patients | patient				1.5
Number of countries | Country				40
One Billion Bonds Maturing January 2022
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable								€ 1,000
Eight Hundred Fifty Million Bonds Maturing February 2022
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable						€ 850
Eight Hundred Fifty Million Bonds Maturing June 2022
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable							€ 850